Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Each Reportable Segment’s Revenue and Income	The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the six months ended March 31, 2023 and 2024:
	Six Months Ended March 31, 2023 (Unaudited)
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$1,732,871	$3,001,709	$4,734,580	$427,118	$5,161,698
Depreciation and amortization	222,039	103,798	325,837	230,081	555,918
Segment loss before tax	(826,691)	(3,093,019)	(3,919,710)	(1,117,055)	(5,036,765)
Segment gross profit margin	3.9%	2.5%	3.0%	9.0%	3.5%
	Six Months Ended March 31, 2024 (Unaudited)
	Battery cells and packs segment	E-bicycle sales segment	Electronic control system and intelligent robots sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$5,847,751	$1,755,485	$739,390	$8,342,626	$232,667	$8,575,293
Depreciation and amortization	(1,986)	(52,324)	(247,353)	(301,663)	(231,287)	(532,950)
Segment loss before tax	(1,065,261)	(246,611)	(1,825,115)	(3,136,987)	(1,606,945)	(4,743,932)
Segment gross profit (loss) margin	4.4%	0.6%	43.7%	7.1%	-43.4%	5.7%

Schedule of Reconciliation From Reportable Segment Income	The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the six months ended March 31, 2023 and 2024:
	Six Months Ended March 31,
	2023	2024
	(Unaudited)	(Unaudited)
Net revenues
Total revenue from reportable segments	$4,734,580	$8,342,626
Other revenues	427,118	232,667
Consolidated net revenues	5,161,698	8,575,293

Income or loss
Total operating loss for reportable segments	(6,453,071)	(1,531,842)
Other income for reportable segments	2,533,361	(1,605,145)
Total loss for reportable segments	(3,919,710)	(3,136,987)

Unallocated amounts:
Other corporate expense	(1,117,055)	(1,606,945)
Consolidated loss from continuing operations before income tax expense	$(5,036,765)	$(4,743,932)